                                            File Numbers 333-      and 811-
                                                             -----         -----

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                    ---

                          Pre-Effective Amendment Number
                                                         ---

                         Post-Effective Amendment Number
                                                         ---

                                        and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                                                                        ---

                                Amendment Number
                                                 ---


                     ADVANTUS REAL ESTATE SECURITIES FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)


                400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101
                      (Address of Principal Executive Offices)
         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (651) 665-3826


        ERIC J. BENTLEY, 400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101
                     (Name and Address of Agent for Service)


                                      Copy to:
                             Michael J. Radmer, Esquire
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

REAL ESTATE
SECURITIES

As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit. It is a criminal offense to state otherwise.

                                      ADVANTUS REAL ESTATE SECURITIES FUND, INC.

                                                  PROSPECTUS DATED        , 1999

                                                                          [LOGO]

[GRAPHIC]

ADVANTUS REAL ESTATE SECURITIES FUND, INC.

Advantus Real Estate Securities Fund, Inc. (Fund) is a mutual fund that offers a single class of shares. This prospectus provides you information about the Fund you should know before investing. The Fund is a member of the Advantus family of funds (the Advantus Funds). The Advantus Funds, other than the Fund and the Advantus Money Market Fund, Inc., are referred to as "Advantus Multiple Class Funds."

TABLE OF CONTENTS

                                                                      Page No.

THE FUND - SUMMARY .................................................          3

       Investment Policies, Practices and Main Risks ...............          3

       Fees and Expenses ...........................................          4

INVESTING IN THE FUND ..............................................          5

       Managing the Fund ...........................................          5

       Investment Policies and Practices ...........................          5

       Defining Risks ..............................................          7

BUYING AND SELLING SHARES ..........................................          9

       Sales and Distribution Charges ..............................          9

       Reducing Sales Charges ......................................         10

       Buying Shares ...............................................         11

       Selling Shares ..............................................         12

       Exchanging Shares ...........................................         13

       Telephone Transactions ......................................         14

GENERAL INFORMATION ................................................         15

       Dividends and Capital Gains Distributions ...................         15

       Taxes .......................................................         15

       Service Providers ...........................................         18

       Advantus Family of Funds ....................................         19

       Additional Information About the Fund .......................         20

       How to Obtain Additional Information ........................         20

                                                              THE FUND - SUMMARY

Advantus Real Estate Securities Fund, Inc. (Real Estate Securities Fund) is an open-end, diversified investment company, commonly called a mutual fund.

This section gives you a brief summary of the Fund's investment policies, practices and main risks, as well as performance and fee information. More detailed information about the Fund follows this summary.

--------------------
FOR YOUR INFORMATION
--------------------
A mutual fund is an investment company that invests the money of many people in a variety of securities to seek a specific objective over time. An open-end mutual fund buys back an investor's shares at the fund's current net asset value.
---------------
REFERENCE POINT
---------------
Please see "Investing in the Fund - Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Fund.

INVESTMENT POLICIES, PRACTICES AND MAIN RISKS

REAL ESTATE SECURITIES FUND seeks total return through a combination of capital appreciation and current income.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in real estate and real estate-related securities. "Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Keep in mind that an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. An investment in the Fund may be subject to various risks including the following types of main risk:

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets

    - FUND RISK - the risk that Fund performance may not meet or exceed that of the market as a whole

    - REAL ESTATE RISK - the risk that the value of the Fund's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or other events affecting the value of real estate, buildings or other real estate fixtures

    - REIT-RELATED RISK - the risk that the value of the Fund's equity securities issued by REITs (as discussed in "Investing in the Fund - Investment Policies and Practices" below) will be adversely affected by changes in the value of the underlying property

                                                    THE FUND - SUMMARY         3

---------------
REFERENCE POINT
---------------
For more information on Fund portfolio turnover, see "General Information - Taxes."

FEES AND EXPENSES

Investors pay certain fees and expenses in connection with investing in the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You should note that since the Fund may make frequent changes in its portfolio securities, such changes may result in higher Fund costs.

SHAREHOLDER FEES
Maximum Sales Charge on Purchases
 (as a percentage of offering price)         %           5.50
Maximum Deferred Sales Charge
 (as a percentage of sales proceeds)         %           1.00*
Exchange Fees
-On First Twelve Exchanges Each Year                     none
-On Each Additional Exchange                 $           7.50

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees                              %           0.75
Rule 12b-1 Fees                              %           0.25
Other Expenses                               %           1.00

TOTAL FUND OPERATING EXPENSES**              %      2.00

 * Applies only to purchases of at least $1 million, in which case a contingent deferred sales charge of 1.00% will be imposed if such shares are sold within one year after the purchase date.

** Because the Fund has only recently commenced operations, the figure for "other expenses" has been based on estimated expenses for the current fiscal year. Advanus Capital Management, Inc. (Advantus Capital), the Fund's investment adviser, has voluntarily agreed to absorb "other expenses", excluding investment advisory fees and Rule 12b-1 fees, in excess of .50% of the average net assets of the Fund. Ascend Financial Services, Inc. (Ascend Financial), the Fund's underwriter, has voluntarily agreed to waive Rule 12b-1 fees in excess of .10% of the average net assets of the Fund. After such absorption and waiver, the Fund's total operating expenses will equal 1.35% of average net assets. Advantus Capital and Ascend Financial reserve the right to discontinue such absorption or waiver, respectively, at any time at their sole discretion.

SHAREHOLDER EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                    $     742     1,143     1,568      2,749

4             THE FUND - SUMMARY

                                                           INVESTING IN THE FUND

MANAGING THE FUND

The investment adviser of the Fund is Advantus Capital Management, Inc. (Advantus Capital), 400 Robert Street North, St. Paul, Minnesota 55101. Since its inception in 1994, Advantus Capital has provided investment advisory services for the Fund and other Advantus Funds, and has managed investment portfolios for various private accounts. With more than $13.7 billion of assets under management, Advantus Capital manages the Fund's investments and furnishes all necessary office facilities, equipment and personnel for servicing the Fund's investments. Advantus Capital is a wholly-owned subsidiary of Minnesota Life Insurance Company (Minnesota Life), which was organized in 1880 and has assets on a consolidated basis of more than $15.7 billion. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Minnesota Life is a third-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. In addition, Minnesota Life, through its Advantus Shareholder Services division, serves as shareholder and administrative services agent to the Fund.

The Fund pays Advantus Capital an advisory fee calculated on an annual basis equal to 0.75% of its average daily net assets.

Joseph R. Betlej has served as the portfolio manager of the Fund since its inception. Mr. Betlej has also served as a Vice President of Advantus Capital since September 1996. Mr. Betlej has served as a portfolio manager at Advantus Capital managing the real estate securities portfolio for Advantus Series Fund, Inc. since May 1998, and managing other private real estate securities accounts since May 1996. Mr. Betlej previously served as an investment officer and real estate analyst at Advantus Capital and its predecessor, MIMLIC Asset Management Company, since 1987.

--------------------
FOR YOUR INFORMATION
--------------------
One of the advantages of investing in mutual funds is continuous professional management of your investment. Skilled, experienced professionals manage the Fund's assets.
Joseph Betlej holds a bachelor's degree in architecture from the University of Minnesota and a master's degree in real estate appraisal and investment analysis from the University of Wisconsin. Mr. Betlej is a Chartered Financial Analyst.

INVESTMENT POLICIES AND PRACTICES

The Fund seeks total return through a combination of capital appreciation and current income.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in real estate and real estate-related securities. The Fund will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Fund does not invest directly in real estate. "Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate brokers and developers and real estate holding companies.

                                                 INVESTING IN THE FUND         5

"Real estate-related securities" include securities issued by companies engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Fund's real estate securities portfolio will consist of securities issued by REITs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.

Advantus Capital assesses an investment's potential for sustainable earnings growth over time. In selecting securities, Advantus Capital considers factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market position.

In addition, the Fund may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The Fund may also invest in non-real estate-related equity securities, convertible debt securities, investment-grade fixed income securities, securities of other mutual funds (including those advised by Advantus Capital), repurchase agreement transactions, restricted and illiquid securities, securities issued by foreign companies, securities purchased on a when issued or forward commitment basis, secured portfolio loan transactions and money market securities.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. When investing for temporary defensive purposes, the Fund may not always achieve its investment objective.

You can find a description of these securities in the Statement of Additional Information.

6             INVESTING IN THE FUND

--------------------
FOR YOUR INFORMATION
--------------------
In order to make informed decisions, investors must be aware of both the risks and rewards associated with investing. Not only should you understand the risks associated with your investments, but you must be comfortable with them as well. Risks are an inherent part of investing, and your investment in this Fund is subject to different types and varying degrees of risk.

DEFINING RISKS

Investment in the Fund involves risks. The Fund's yield and price are not guaranteed, and the value of your investment in the Fund will go up or down. The value of your investment in the Fund may be affected by the following risks:

    - MARKET RISK - is the risk that equity securities are subject to adverse trends in equity markets. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

    - FUND RISK - is the risk that Fund performance may not meet or exceed that of the market as a whole. The performance of the Fund will depend on Advantus Capital's ability to select securities suited to achieve the Fund's investment objective and judgment of economic and market policies, trends in investment yields and monetary policy.

    - COMPANY RISK - is the risk that individual securities may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

    - REAL ESTATE RISK - is the risk that the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

    - INTEREST RATE RISK - is the risk that the value of a portfolio of mortgages or debt securities will decline due to changes in market interest rates. Generally, when interest rates rise, the value of a portfolio of mortgages (including mortgage REITs) and debt securities decreases. Conversely, when interest rates decline, the value of a portfolio of mortgages and debt securities increases (including mortgage REITs).

    - CREDIT RISK - is the risk that an issuer of a REIT or debt security will not make payments on the security when due. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Fund. Also, a change in the quality rating of a REIT security or debt security can affect the security's liquidity and make it more difficult to sell.

    - REIT-RELATED RISK - is the risk that the value of the Fund's equity REIT securities will be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REITs could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the Investment Company Act of 1940.

                                                 INVESTING IN THE FUND         7

    - PREPAYMENT RISK - is the risk that falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying mortgage REIT securities. The REIT must reinvest the prepayments at a time when interest rates of new mortgage investments are falling, potentially reducing the portion of the REIT's income distributable to the Fund. In addition, when interest rates fall, prices of mortgage loans held by a REIT may not rise as much as for other types of comparable securities because investors may anticipate an increase in mortgage prepayments.

    - EXTENSION RISK - is the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of real estate debt securities. This would, in effect, convert a short or medium-duration REIT security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

    - NON-DIVERSIFIED RISK - is the risk that an investment in the Fund may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a more diversified portfolio of securities. The Fund is subject to non-diversified risk because the Fund may invest in a smaller number of individual issuers than a more diversified portfolio.

    - YEAR 2000 RISK - is the risk that the Fund may be adversely affected if the computer systems used by the Fund and other Fund service providers do no properly process and calculate date-related information on and after January 1, 2000. In addition, the Fund's return may decrease if the value of certain securities held by the Fund are adversely affected by the inability of the applicable issuer's computer systems to properly process and calculate date-related information on and after January 1, 2000. Advantus Capital has undertaken a Year 2000 program that it believes will assess, monitor and address this issue. Advantus Capital also attempts to assess each potential issuer's Year 2000 readiness program prior to investing in the issuer's securities. In most instances, Advantus Capital will rely on the representations of issuer management as to the issuer's Year 2000 readiness.

You can find more information about other risks in the Statement of Additional Information.

8             INVESTING IN THE FUND

                                                       BUYING AND SELLING SHARES

---------------
REFERENCE POINT
---------------
Real Estate Securities Fund offers one share class - Class A - to investors. All other Advantus Funds, except the Advantus Money Market Fund, offer three classes of shares, Class A, Class B, and Class C, which lets investors choose among three classes of shares that offer different sales charges and bear different expenses. Please see "General Information - Advantus Family of Funds" for a listing of all Advantus Funds.

SALES AND DISTRIBUTION CHARGES

As an investor, you pay certain fees and expenses in connection with the Fund. Sales charges are paid from your account. Annual fund operating expenses (including distribution fees) are paid out of Fund assets, which affects the Fund's share price.

If you purchase Fund shares, you will generally pay an initial sales charge. Fund sales charges are calculated as follows:

                                          SALES CHARGE AS A PERCENTAGE OF:
Value of Your Total Investment          Net Offering Price   Amount Invested
Less than $50,000                    %          5.5                5.82
At least $50,000 but less than
 $100,000                                       4.5                4.71
At least $100,000 but less than
 $250,000                                       3.5                3.63
At least $250,000 but less than
 $500,000                                       2.5                2.56
At least $500,000 but less than
 $1,000,000                                     2.0                2.04
At least $1,000,000 and over(1)                   0                   0

(1) You will not be assessed an initial sales charge for purchases of Fund shares of at least $1 million, but a contingent deferred sales charge of 1.00% will be imposed if you sell such shares within one year after the date of purchase.

As you see, the sales charge depends on the total value of your investment in the Fund and not the amount of any single investment you make in the Fund. For example, if you already own shares with a net asset value of $40,000 and you decide to invest in additional Fund shares with an offering price of $10,000, you will pay a sales charge equal to 4.5% of the additional $10,000 since your total investment in the Fund would then be $50,000.

Fund shares are also subject to a shareholder servicing fee (Rule 12b-1 fee). The Fund has adopted a shareholder servicing plan that allows the Fund to pay fees for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. As a percentage of average daily net assets attributable to shares of the Fund, the maximum Rule 12b-1 fee is 0.25%.

                                             BUYING AND SELLING SHARES         9

REDUCING SALES CHARGES

PURCHASES OF SHARES. There are several ways you may reduce sales charges on your purchase of Fund shares.

    - LETTER OF INTENT. Lets you purchase shares of the Fund over a 13 month period and receive the same sales charge as if all shares had been purchased at once.

    - COMBINATION PRIVILEGE. Lets you add the value of all shares you already own for purposes of calculating the sales charge.

    - FAMILY AND TRUST PRIVILEGE. Lets you combine purchases of shares of any class made by your spouse, children and/or family trust for purposes of calculating the sales charge. If you wish to use this privilege, you must indicate on your account application that you are entitled to the reduced sales charge.

    - GROUP PURCHASES. Lets you purchase shares with others as a group at a reduced sales charge applicable to the group as a whole. A purchase group must meet criteria established by Ascend Financial Services, Inc. (Ascend Financial), the Fund's underwriter.

    - AUTOMATIC INVESTMENT PLAN. Lets you automatically invest a specified amount in the Fund each month at a lower average cost per share through the principle of "dollar cost averaging."

For more information on any of these plans, please contact Advantus Shareholder Services by telephone at (800) 665-6005.

WAIVER OF SALES CHARGE ON SHARE PURCHASES. Fund shares may be offered without any sales charge to the following individuals and institutions:

    - officers, directors, employees, sales representatives and retirees of the Fund, Advantus Capital, Ascend Financial, Minnesota Life and affiliated companies of Minnesota Life, and their respective spouses, siblings, direct ancestors or direct descendants

    - Minnesota Life and its affiliated companies

    - trusts, pension or benefit plans sponsored by or on behalf of Advantus Capital, Ascend Financial, Minnesota Life and affiliated companies of Minnesota Life

    - advisory clients of Advantus Capital or other affiliated companies of Minnesota Life

    - employees of sales representatives of Advantus Capital, Minnesota Life or affiliated companies of Minnesota Life

    - certain accounts as to which a bank or broker-dealer charges an account management fee, provided that the bank or broker-dealer has an agreement with Ascend Financial

    - certain accounts sold by registered investment advisers

For more information on these waivers, please see the Statement of Additional Information or contact Advantus Shareholder Services.

10             BUYING AND SELLING SHARES

BUYING SHARES

You may purchase shares of the Fund on any day the New York Stock Exchange
(NYSE) is open for business. The price for Fund shares is equal to the Fund's NAV plus any applicable sales charge. NAV is generally calculated as of the close of normal trading on the NYSE (typically 3:00 p.m. Central time). However, NAV is not calculated on (a) days in which changes in the Fund's portfolio do not materially change the Fund's NAV, (b) days on which no Fund shares are purchased or sold, and (c) customary national business holidays on which the NYSE is closed for trading.

NAV for one Fund share is the value of that share's portion of the Fund's total investments. To determine NAV, the Fund generally values the Fund's investments based on market quotations. If market quotations are not available for certain Fund investments, the investments are valued based on the fair value of the investments as determined in good faith by the Fund's board of directors. Debt securities may be valued based on calculations furnished to the Fund by a pricing service or by brokers who make a market in such securities. The Fund may hold portfolio securities that are listed on foreign stock exchanges. These foreign securities may trade on weekends or other days when the Fund typically does not calculate NAV. As a result, the NAV of the Fund may change on days when you will not be able to purchase or sell Fund shares.

Your purchase order will be priced at the next NAV calculated after your purchase order is received by the Fund's transfer agent plus the applicable initial sales charge. If your order is received after the close of normal trading on the NYSE, your order will be priced at the NAV calculated on the next day the NYSE is open for trading.

A minimum initial investment of $250 is required, and you may make minimum subsequent investments of $25. The Fund may reject any purchase order when the Fund determines it would not be in the best interests of the Fund or its shareholders.

You may purchase shares of the Fund in any of the following ways:

    BY CHECK.  New investors may purchase shares of the Fund by sending to the
               Fund's transfer agent, First Data Investors Services Group, Inc. (First Data), a completed account application and a check payable to the Fund (please be sure to write your account number on your check) at Advantus Funds Group, P.O. Box 9767, Providence, Rhode Island 02940-5059. If you wish to purchase additional shares, please send a check payable to the Fund at the above address. Purchase orders may also be submitted through Ascend Financial or other authorized broker-dealers.

    BY WIRE. New investors may also purchase shares of the Fund by Federal Reserve or bank wire. You should first complete an account application and send it to Advantus Funds Group, P.O. Box 9767, Providence, Rhode Island 02940-5059. Prior to wiring any funds, you must contact Advantus Shareholder Services at (800) 665-6005 for wire instructions. Wire purchases normally take two or more hours to complete. To be accepted the same day, wire purchases must be received by the close of normal trading on the NYSE.

All investments must be in U.S. dollars. Cash, money orders and credit card and third-party checks are not accepted. If a check does not clear your bank, the Fund may cancel the purchase.

                                            BUYING AND SELLING SHARES         11

SELLING SHARES

GENERAL. You may sell your shares at any time. You may make such requests by contacting the Fund directly by mail or by telephone. You may also sell your shares by sending a facsimile request to Advantus Funds Group at (508) 871-3560 if no signature guarantee is required.

Shares will be sold at the NAV next calculated after your sale order is received by the Fund's transfer agent less any applicable contingent deferred sales charge (CDSC) for Class A shares subject to a CDSC. Fund shares not otherwise subject to a CDSC may be sold without any charge.

The Fund will forward the sales proceeds to you as soon as possible, but no later than seven days after the Fund has received an order. If you recently purchased your shares by check without a signature guarantee, sales proceeds may not be available until your check has cleared (which may take up to 14 days). If you designate a bank account with the Fund and wish to sell shares with a value of at least $500, then the proceeds can be wired directly to your bank account. If you elect to have proceeds sent by wire transfer, the current $5.00 wire charge will be deducted from your Fund account.

The amount you receive may be more or less than the original purchase price for your shares.

MINIMUM ACCOUNT WITHDRAWAL. If your account falls below $150 because you previously have sold shares, you may be required to sell your remaining shares. However, you will not be required to sell your shares if your account falls below the minimum due to changes in the market value of your account. You will be given at least 60 days' written notice to add funds to your account and avoid any required sale.

SYSTEMATIC WITHDRAWAL PLAN. If you have an account with a value of at least $5,000, you may establish a Systematic Withdrawal Plan which allows you to sell a portion of your shares for a fixed or variable amount over a period of time. Withdrawal payments for Fund shares purchased in amounts of $1 million or more may also be subject to a CDSC. As a result, you should carefully consider whether a Systematic Withdrawal Plan is appropriate. More information about the Systematic Withdrawal Plan is provided in the Statement of Additional Information.

SIGNATURE GUARANTEE. In order to protect the Fund and shareholders against fraudulent requests, a signature guarantee may be required in certain cases. No signature guarantee is required if the sale proceeds are less than $50,000 and are to be paid to the registered holder of the account at the address of record for that account. A signature guarantee is required if:

    - sale proceeds are $50,000 or more

    - sale proceeds will be paid to someone other than the registered shareholder

    - sale proceeds will be mailed to an address other than the registered shareholder's address of record

    - instructions were received by the Fund within 30 days before the sale order to change the registered shareholder's address or bank wire instructions

    - shares are to be transferred to another Fund account holder

---------------
REFERENCE POINT
---------------
Please see "Telephone Transactions" for instructions on how to sell shares by telephone.
See "Selling Shares - Signature Guarantee" below to determine whether your sale will require a signature guarantee.

12             BUYING AND SELLING SHARES

    - the request is not made by a pre-authorized trustee for a plan, trust or other tax-exempt organization

The Fund reserves the right to require signature guarantees on all sales. If your sale order requires a signature guarantee, the signature guarantee must be an original (not a copy) and provided by any of the following:

    - national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions

    - national securities exchanges, registered securities associations and clearing agencies

    - broker-dealers who belong to a national securities exchange or clearing agency, or who have a minimum net capital of at least $100,000

    - institutions that participate in the Securities Transfer Agent Medallion Program or other recognized signature medallion program

REINSTATEMENT PRIVILEGE. If you sell shares of the Fund, you have a one-time privilege within 90 days after the sale to use some or all of the sale proceeds to purchase shares of any of the Advantus Multiple Class Funds at no sales charge. Following your sale of Fund shares, you will be entitled to purchase only Fund shares or Class A shares of any of the Advantus Multiple Class Funds under this reinstatement privilege. Any CDSC incurred in connection with the prior sale of Fund shares within a 90 day period will not be refunded to a shareholder's account.

EXCHANGING SHARES

You may exchange some or all of your Fund shares - which are designated "Class A" shares - for shares of the same class of any other Advantus Multiple Class Fund or of the Advantus Money Market Fund, Inc. (Money Market Fund) provided the other Advantus Fund is available in your state. If you are considering an exchange into another Advantus Fund you should obtain the prospectus for that fund and read it carefully. Exchanges may only be made between Advantus Fund accounts with identical registrations. You may make exchanges by contacting the Fund by mail or by telephone. Exchange requests must be for an exchange amount of at least $250. You may exchange your shares up to twelve times a year without restriction or charge. A $7.50 service fee will then be imposed on subsequent exchanges. The Fund reserves the right to change the terms of and impose additional charges on exchanges after giving 60 days' prior notice to shareholders.

Exchanges will be made based on the NAVs of the shares. No additional purchase or sales charges will be imposed on exchanges for shares. However, shares of the Money Market Fund acquired by exchange will still be subject to any applicable CDSC. The CDSC will be calculated without including the period that shares of the Money Market Fund are held.

You may also elect to systematically exchange Fund shares for shares of other Advantus Funds on a monthly basis. Systematic exchanges must be for an exchange amount of at least $25.

More information about exchanging shares is provided in the Statement of Additional Information.

---------------
REFERENCE POINT
---------------
Please see "Telephone Transactions" for instructions on how to exchange shares by telephone.

                                            BUYING AND SELLING SHARES         13

TELEPHONE TRANSACTIONS

You may sell or exchange Fund shares by telephone. You will automatically have the right to initiate such telephone transactions unless you elect not to do so on your account application. You may initiate telephone transactions by calling Advantus Shareholder Services at (800) 665-6005. Automated service is available 24 hours a day or you may speak to a service representative Monday through Friday, from 8:00 a.m. to 4:45 p.m. (Central time). The maximum amount of shares you may sell by telephone is $50,000.

During periods of economic or market changes, you may experience difficulty in selling or exchanging shares due to a heavy volume of telephone calls. In such a case, you should consider submitting a written request while still trying a telephone sale or exchange. The Fund reserves the right to change, terminate or impose a fee on, telephone sale and exchange privileges after giving 60 days' prior notice to shareholders.

Unless you decline telephone privileges on your account application, you may be responsible for any fraudulent telephone order as long as the Fund takes reasonable measures to verify the order.

---------------
REFERENCE POINT
---------------
Please see "Selling Shares" and "Exchanging Shares" for sale and exchange details.

14             BUYING AND SELLING SHARES

                                                             GENERAL INFORMATION

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Dividends are paid quarterly and net capital gains distributions are generally paid once a year. Your distributions will be reinvested in additional shares of the Fund unless you instruct the Fund otherwise. Distributions of these additional shares are made at the NAV of the payment date. There are no fees or sales charges on reinvestments. If you wish to receive cash distributions, you may authorize the Fund to do so in your account application or by writing to Advantus Shareholder Services. If your cash distribution checks cannot be delivered by the postal or other delivery service to your address of record, all distributions will automatically be reinvested in additional shares of the Fund. No interest will be paid on amounts represented by uncashed distribution checks.

You may elect to have dividends invested in shares of the Money Market Fund or in shares of the same class of another Advantus Multiple Class Fund described in "Advantus Family of Funds" below. Dividends are valued at the NAV of such other Advantus Fund on the dividend payment date. To qualify for this privilege, you must maintain a minimum account balance of $250 in the Fund and the other applicable Advantus Fund. You must request this privilege by writing to Advantus Funds Group, P.O. Box 9767, Providence, Rhode Island 02940-5059.

TAXES

You will be taxed on both dividends and capital gains distributions paid by the Fund (unless you hold your shares through an IRA or other tax-deferred retirement account). Dividends and distributions are subject to tax regardless of whether they are automatically invested or are received in cash. Dividends paid from the Fund's investment income will be taxed as ordinary income. Capital gains distributions will be taxed as long-term capital gains, regardless of the length of time for which you have held your shares. Long-term capital gains are currently taxable to individuals at a maximum federal tax rate of 20%. If you purchase shares of the Fund before dividends or capital gains distributions, such dividends and distributions will reduce the NAV per share by the amount of such dividends and distributions. Furthermore, you will be subject to taxation on such dividends and distributions.

If you sell your shares, you will generally realize a capital gain or loss. Any gain will be treated as short-term if you have held the shares for one year or less, and long-term if you have held the shares more than one year. Short-term capital gains are taxed as ordinary income, while long-term capital gains are subject to a maximum federal tax rate of 20%. If you exchange your shares in the Fund for shares of another Advantus Fund, the exchange will be treated as a sale for federal tax purposes, and you will be taxed on any capital gain you realize on the sale.

--------------------
FOR YOUR INFORMATION
--------------------
The redemption or exchange of Fund shares may generate a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may incur a gain or loss.

                                                  GENERAL INFORMATION         15

The Fund makes changes in its portfolio that Advantus Capital deems advisable. The Fund's portfolio turnover may cause the Fund to realize capital gains which, when distributed to shareholders, will be taxable to them.

You will receive an annual statement from the Fund providing detailed information concerning the federal tax status of distributions you have received during the year.

The above is only a general discussion of the federal income tax consequences of an investment in the Fund. For more information, see the Statement of Additional Information. You should consult your own tax adviser for the specific federal, state or local tax consequences to you of an investment in the Fund.

16             GENERAL INFORMATION

SERVICE PROVIDERS

INVESTMENT ADVISER

Advantus Capital Management, Inc.
400 Robert Street North
St. Paul, Minnesota 55101
(651) 665-3826

UNDERWRITER

Ascend Financial Services, Inc.
P.O. Box 64809
St. Paul, Minnesota 55101-0809
(651) 665-4833
(888) 237-1838

SHAREHOLDER AND ADMINISTRATIVE SERVICES AGENT

Advantus Shareholder Services
(a division of Minnesota Life Insurance Company)
(800) 665-6005

TRANSFER AGENT

First Data Investor Services Group, Inc.
Advantus Funds Group
P.O. Box 9767
Providence, Rhode Island 02940-5059

CUSTODIAN

U.S. Bank National Association
180 East Fifth Street
St. Paul, Minnesota 55101

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP

GENERAL COUNSEL

Dorsey & Whitney LLP

18             SERVICE PROVIDERS

ADVANTUS FAMILY OF FUNDS

Real Estate Securities Fund is a member of the Advantus family of funds. The following is a brief description of the investment policies and practices of the Advantus Funds.

ENTERPRISE
-------------------------------------------------

Long-term growth through investing primarily in common stocks issued by small capitalization companies.

VENTURE
-------------------------------------------------

Long-term growth through investing primarily in stocks of small capitalization companies deemed by Advantus Capital to be undervalued relative to their future earnings and growth potential.

HORIZON
-------------------------------------------------

Long-term growth combined with a moderate level of current income through investing primarily in common stocks issued by mid and large capitalization companies.

INDEX 500
-------------------------------------------------

Investment results that correspond generally to the S&P 500 Index by investing a significant portion of its portfolio in common stocks included in the S&P 500 Index.*

CORNERSTONE
-------------------------------------------------

Long-term growth through investing primarily in stocks of mid and large capitalization companies deemed by Advantus Capital to be undervalued relative to their future earnings and growth potential.

INTERNATIONAL BALANCED
-------------------------------------------------

Total return through investing primarily in stocks and bonds of large and small companies located outside the U.S.

REAL ESTATE SECURITIES
-------------------------------------------------

Total return through investing in real estate and real estate-related securities.

SPECTRUM
-------------------------------------------------

Total return from a combination of income and capital appreciation through investing in a portfolio of stocks, bonds and money market instruments.

BOND
-------------------------------------------------

High level of current income by investing primarily in high quality corporate bonds.

MORTGAGE SECURITIES
-------------------------------------------------

High level of current income by investing primarily in mortgage-related securities.

MONEY MARKET
-------------------------------------------------

High level of current income by investing primarily in money market securities.

*"STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE REGISTERED TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY ADVANTUS INDEX 500 FUND, INC. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

AN INVESTMENT IN ANY ADVANTUS FUND WILL BE SUBJECT TO A VARIETY OF RISKS. AS A RESULT, AN ADVANTUS FUND MAY NOT ALWAYS ACHIEVE ITS INVESTMENT OBJECTIVE.

THIS INFORMATION IS A RESULT OF LONG-TERM RISK AND RETURN EXPECTATIONS USING VARIOUS INDICES AND ASSET CLASS HISTORIES, AND IS NOT FROM ACTUAL PERFORMANCE. PLEASE NOTE THAT THE ACTUAL RISK/RETURN FOR AN INVESTMENT IN THE ABOVE ADVANTUS FUNDS MAY VARY AND THE ABOVE TABLE DOES NOT NECESSARILY INDICATE HOW EACH ADVANTUS FUND WILL PERFORM IN THE FUTURE.

[GRAPHIC]

ADDITIONAL INFORMATION ABOUT THE FUND

The Fund's annual and semi-annual reports list portfolio holdings, and discuss recent market conditions, economic trends and investment strategies that affected the Fund during the latest fiscal year.

A Statement of Additional Information (SAI) provides further information about the Fund. The current SAI is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this Prospectus).

HOW TO OBTAIN ADDITIONAL INFORMATION

The SAI and the Fund's annual and semi-annual reports are available without charge upon request. You may obtain additional information or make any inquiries:

By Telephone - Call (800) 665-6005

By Mail - Write to Advantus Funds Group, P.O. Box 9767, Providence, Rhode Island
          02940-5059

Information about the Fund (including the SAI and annual and semi-annual reports) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (telephone 1-800-SEC-0330). This information and other reports about the Fund are also available on the SEC's World Wide Web site at http://www.sec.gov. Copies of this information may be obtained by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You will be charged a duplicating fee for copies.

Investment Company Act No. 811-

                                     [LOGO]

         -C-1998 Minnesota Life Insurance Company. All rights reserved.
F. 48218 Rev. 2-1998

                        STATEMENT OF ADDITIONAL INFORMATION






                     ADVANTUS REAL ESTATE SECURITIES FUND, INC.



                             _________________, 1999
















THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE SEPARATE PROSPECTUS DATED ____________, 1999, AND SHOULD BE READ IN CONJUNCTION THEREWITH. A COPY OF THE PROSPECTUS MAY BE OBTAINED BY TELEPHONE FROM ADVANTUS SHAREHOLDER SERVICES AT (800) 665-6005 OR
  BY WRITING TO ADVANTUS FUNDS GROUP, P.O. BOX 9767, PROVIDENCE, RHODE ISLAND
                                    02940-5059.


   THIS STATEMENT OF ADDITIONAL INFORMATION MUST BE ACCOMPANIED OR PRECEDED BY A COPY OF THE CURRENT PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS FOR THE FUND.

                                  TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . . . . . .4
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . .4
 Real Estate Investment Trust Securities . . . . . . . . . . . . . . . . . . . . . .4
 Debt and Money Market Securities. . . . . . . . . . . . . . . . . . . . . . . . . .4
 Low Rated Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
 Convertible Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
 Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
 Loans of Portfolio Securities . . . . . . . . . . . . . . . . . . . . . . . . . . .8
 Restricted and Illiquid Securities. . . . . . . . . . . . . . . . . . . . . . . . .8
 When-Issued Securities and Forward Commitments. . . . . . . . . . . . . . . . . . .9
 Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
 Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
 Short Sales Against the Box . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
 Defensive Purposes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
DIRECTORS AND EXECUTIVE OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . 14
DIRECTOR LIABILITY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . . . . . 16
 General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
 Control and Management of Advantus Capital and Ascend Financial . . . . . . . . . 16
 Investment Advisory Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . 17
 Distribution Agreement. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
 Payment of Certain Distribution Expenses of the Fund. . . . . . . . . . . . . . . 18
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE . . . . . . . . . . . . . . . . 20
CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . . . . 22
CAPITAL STOCK AND OWNERSHIP OF SHARES. . . . . . . . . . . . . . . . . . . . . . . 24
HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
 Alternative Purchase Arrangements . . . . . . . . . . . . . . . . . . . . . . . . 24
 Purchase by Check . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
 Purchase by Wire. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
 Timing of Purchase Orders . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
 Minimum Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
 Public Offering Price . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
SALES CHARGES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
NET ASSET VALUE AND PUBLIC OFFERING PRICE. . . . . . . . . . . . . . . . . . . . . 26
REDUCED SALES CHARGES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
 Right of Accumulation-Cumulative Purchase Discount. . . . . . . . . . . . . . . . 27
 Letter of Intent. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
 Combining Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
 Group Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
 Waiver of Sales Charges For Certain Sales of Class A Shares . . . . . . . . . . . 28


                                          2

EXCHANGE AND TRANSFER OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . 28
 Systematic Exchange Plan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
 Open Accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
 Automatic Investment Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
 Group Systematic Investment Plan. . . . . . . . . . . . . . . . . . . . . . . . . 30
 Retirement Plans Offering Tax Benefits. . . . . . . . . . . . . . . . . . . . . . 31
 Systematic Withdrawal Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
 Signature Guarantee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
 Telephone Redemption. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
 Delay in Payment of Redemption Proceeds . . . . . . . . . . . . . . . . . . . . . 34
 Fund's Right to Redeem Small Accounts . . . . . . . . . . . . . . . . . . . . . . 34
 Reinstatement Privilege . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
TELEPHONE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
DISTRIBUTIONS AND TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
 Dividends and Capital Gains Distributions . . . . . . . . . . . . . . . . . . . . 35
 Taxation - General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
 Taxation on Portfolio Holdings. . . . . . . . . . . . . . . . . . . . . . . . . . 37
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38
APPENDIX A BOND AND COMMERCIAL PAPER RATINGS . . . . . . . . . . . . . . . . . . .A-1

                           GENERAL INFORMATION AND HISTORY

     Advantus Real Estate Securities Fund, Inc. (the "Fund") is an open-end diversified investment companies, commonly called a mutual fund. The Fund, together with twelve other mutual funds which share the same investment adviser, are members of a family of mutual funds known as the "Advantus Funds." Each of the Advantus Funds, excluding the Fund and Advantus Money Market Fund, Inc., offers more than one class of shares (the "Advantus Multiple Class Funds"). The Fund currently offers one class of shares (Class A). The Fund was incorporated as a Minnesota corporation in September, 1998.

                          INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal investment policies of the Fund are set forth in detail in the text of the Fund's Prospectus under "Investing in the Fund - Investment Policies and Practices."

REAL ESTATE INVESTMENT TRUST SECURITIES

     A real estate investment trust ("REIT") is a corporation or a business trust that would otherwise be taxed as a corporation, which meets certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. In order to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, and gains from sale of real estate assets), 75% of its assets must be in real estate, mortgages or REIT stock, and must distribute to shareholders annually 95% or more of its otherwise taxable income.

     REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of the Fund investments in REITs will consist of equity REITs.

DEBT AND MONEY MARKET SECURITIES

     The Fund may invest in long, intermediate and short-term debt securities from various industry classifications and money market instruments. Such instruments may include the following:

   --Corporate obligations which at the time of purchase are rated within the four highest grades assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's") or any other national rating service, or, if not rated, are of equivalent investment quality as determined by the Fund's investment adviser or sub-adviser, as the case may be. To the extent that the Fund invests in securities rated BBB or Baa by S&P or Moody's, respectively, it will be investing in securities which have speculative elements.

     See "Low Rated Securities," below. For a description of the ratings used by Moody's and S&P, see Appendix A ("Bond and Commercial Paper Ratings") below.

   --Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

   --Debt obligations of banks.

     In addition to the instruments described above, which will generally be long-term, but may be purchased by the Fund within one year of the date of a security's maturity, the Fund may also purchase other high quality securities including:

  -- Obligations (including certificates of deposit and bankers' acceptances) of U.S. banks, savings and loan associations, savings banks which have total assets (as of the date of their most recent annual financial statements at the time of investment) of not less than $2,000,000,000; U.S. dollar denominated obligations of Canadian chartered banks, London branches of U.S. banks and U.S. branches or agencies of foreign banks which meet the above-stated asset size; and obligations of any U.S. banks, savings and loan associations and savings banks, regardless of the amount of their total assets, provided that the amount of the obligations purchased does not exceed $100,000 for any one U.S. bank, savings and loan association or savings bank and the payment of the principal is insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.

  -- Obligations of the International Bank for Reconstruction and Development.'

   --Commercial paper (including variable amount master demand notes) issued by U.S. corporations or affiliated foreign corporations and rated (or guaranteed by a company whose commercial paper is rated) at the date of investment Prime-1 by Moody's or A-1 by S&P or, if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P and, if issued by an affiliated foreign corporation, such commercial paper (not to exceed in the aggregate 10% of such Fund's net assets) is U.S. dollar denominated and not subject at the time of purchase to foreign tax withholding.

     The Fund may also invest in securities which are unrated if the Fund's investment adviser determines that such securities are of equivalent investment quality to the rated securities described above. In the case of "split-rated" securities, which result when nationally-recognized rating agencies rate the security at different rating levels (e.g., BBB by S&P and Ba by Moody's), it is the Fund's general policy to classify such securities at the higher rating level where, in the judgment of the Fund's investment adviser or sub-adviser, such classification reasonably reflects the security's quality and risk.

     The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

     The Fund may, however, acquire debt securities which, after acquisition, are down-graded by the rating agencies to a rating which is lower than the applicable minimum rating described above. In such an event it is the Fund's general policy to dispose of such down-graded securities except when, in the judgment of the Fund's investment adviser it is to the Fund's advantage to continue to hold such securities. In no event, however, will the Fund hold in excess of 5% of its net assets in securities which have been down-graded subsequent to purchase where such down-graded securities are not otherwise eligible for purchase by the Fund. This 5% is in addition to securities which the Fund may otherwise purchase under its usual investment policies.

LOW RATED SECURITIES

     The Fund may also hold 5% of its net assets in securities rated below "investment grade" (i.e. below BBB) where such securities were investment grade at the time of purchase but subsequently down-graded. Debt securities rated below the four highest categories (i.e., below BBB) are not considered investment grade obligations and are commonly called "junk bonds." These securities are predominately speculative and present more credit risk than investment grade obligations. Bonds rated below BBB are also regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.

     Low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

     Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.

CONVERTIBLE SECURITIES

     The Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The total return and yield of lower quality (high yield/high risk) convertible bonds can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. The Fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least BBB by S&P or Baa by Moody's, or if not rated by S&P or Moody's, are of equivalent investment quality as determined by the Fund's investment adviser.

FOREIGN SECURITIES

     The Fund may invest up to 10% of the market value of its total assets in securities of foreign issuers which are not publicly traded in the U.S. (Securities of foreign issuers which are publicly traded in the U.S., usually in the form of sponsored American Depositary Receipts, are not subject to this 10% limitation.) Investing in securities of foreign issuers may result in greater risk than that incurred in investing in securities of domestic issuers. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in th U.S. Also, some countries may withhold portions of interest, dividends and gains at the source. The Fund may also be unfavorably affected by fluctuations in the relative rates of exchange between the currencies of different nations (i.e., when the currency being exchanged has decreased in value relative to the currency being purchased). There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

     An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

LOANS OF PORTFOLIO SECURITIES

     For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 20% of its total assets. Securities loans are made to broker-dealers or financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of cash, letters of credit or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Although the Fund does not expect to pay commissions or other front-end fees (including finders fees) in connection with loans of securities (but in some cases may do so), a portion of the additional income realized will be shared with the Fund's custodian for arranging and administering such loans. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Fund's investment adviser to be of good standing and to have sufficient financial responsibility, and will not be made unless, in the judgment of the Fund's investment adviser, the consideration to be earned from such loans would justify the risk. The creditworthiness of entities to which the Fund makes loans of portfolio securities is monitored by the Fund's investment adviser throughout the term of each loan.

RESTRICTED AND ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in securities restricted as to disposition under the federal securities laws or otherwise, or other illiquid assets. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. Because of such restrictions, the Fund may not be able to dispose of a block of restricted securities for a substantial period of time or at prices as favorable as those prevailing in the open market should like securities of an unrestricted class of the same issuer be freely traded. The Fund may be required to bear the expenses of registration of such restricted securities.

     The SEC has acknowledged, however, that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to

Rule 144A under the 1933 Act). Additionally, the Fund's investment adviser believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are deemed by the Fund's investment adviser to be liquid in accordance with standards established by the Fund's Board of Directors. Under these guidelines, the Fund's investment adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in such restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

     If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund is in a position where more than 15% of its net assets are invested in restricted and other illiquid securities, the Fund will take appropriate steps to protect liquidity.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

     The Fund may each purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment to purchase by the Fund and settlement, no payment is made for the securities purchased by the Fund and, thus, no interest accrues to the Fund from the transaction.

     The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Fund's investment adviser to correctly anticipate increases and decreases in interest rates and prices of securities. If the Fund's investment adviser anticipates a rise in interest rates and a decline in prices and, accordingly, the Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If the investment adviser anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Fund's investment adviser is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in the Fund's net asset value.

     When-issued securities and forward commitments may be sold prior to the settlement date, but, except for mortgage dollar roll transactions, the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. The Fund may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. To facilitate transactions in when-issued securities and forward commitments, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. (At the time the Fund makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.)

     The purchase of securities on a when-issued or forward commitment basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. The Fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. No more than 30% of the value of the Fund's total assets will be committed to when-issued or forward commitment transactions.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. Repurchase agreements are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, if permitted by law or regulation and if the Board of Directors of the Fund has evaluated its creditworthiness through adoption of standards of review or otherwise, a securities dealer) to repurchase the security at an agreed upon price and date. The creditworthiness of entities with whom the Fund enters into repurchase agreements is monitored by the Fund's investment adviser throughout the term of the repurchase agreement. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. The Fund's custodian, or a duly appointed subcustodian, holds the securities underlying any repurchase agreement in a segregated account or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement is determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund promptly receives additional collateral, so that the total collateral is in an amount at least equal to the repurchase price plus accrued interest. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights.

WARRANTS

     The Fund may invest in warrants; however, not more than 5% of its net assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of the Fund's assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges. Warrants are instruments that allow investors to purchase underlying shares at a specified price (exercise price) at a given future date. The market price of a warrant is determined by market participants by the addition of two distinct components: (1) the price of the underlying shares less the warrant's exercise price, and (2) the warrant's premium that is attributed to volatility and leveraging power. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

SHORT SALES AGAINST THE BOX

     The Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses. The Fund has no present intention to sell securities short in this fashion.

DEFENSIVE PURPOSES

     The Fund may invest approximately 5% of its net assets in cash or cash items. In addition, for temporary or defensive purposes, the Fund may invest up to 20% of its net assets in cash or cash items without limitation. The "cash items" in which the Fund may invest, include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Fund may so invest include money market funds advised by the Fund's investment adviser.

                               INVESTMENT RESTRICTIONS

     The Fund is "diversified" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items, government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

     The Fund is also subject to certain "fundamental" investment restrictions, which may not be changed without the vote of a "majority" of the Fund's outstanding shares. As used in the Prospectus and this Statement of Additional Information, "majority" means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares. An investment restriction which is not fundamental may be changed by vote of the Board of Directors without further shareholder approval. Except as otherwise noted, each of the investment restrictions below is fundamental.

(The investment restrictions numbered 1 through 7 below are fundamental. Restrictions numbered 8 through 13 are not fundamental.)

     The Fund will NOT:

     (1) Purchase any security if, as a result, 25% or more of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in a single industry, except that this limitation will not apply to investments in securities of issuers in the real estate or real estate-related industry (in which 25% or more of the value of the Fund's total assets will be invested).

     (2) Purchase or sell real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     (3) Purchase or sell physical commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict the Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indicies or interest rate indicies) or any security which is collateralized or otherwise backed by physical commodities.

     (4) Borrow money, or enter into reverse repurchase agreements, in excess of one-third of its net assets, and, with respect to borrowing money, only from banks for temporary purposes. For purposes of this restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money.

     (5) Issue any senior securities, as defined in the 1940 Act, other than as set forth in restriction number 4 above and except to the extent that using options and futures contracts or purchasing or selling securities on a when-issued or forward commitment basis may be deemed to constitute issuing a senior security.

     (6) Make loans to other persons, except that it may lend portfolio securities representing up to one-third of the value of its total assets. (The Fund, however, may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objectives and policies.)

     (7) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (8)  Make investments for the purpose of exercising control or management.

     (9) Participate on a joint or joint and several basis in any trading account in securities.

     (10) Invest in the securities of other investment companies with an aggregate value in excess of 5% of the Funds total assets, except securities acquired as a result of a merger, consolidation or acquisition of assets.

     (11) Invest more than a total of 15% of the Fund's net assets in securities or other assets, including repurchase agreements with a maturity of over seven days, which are illiquid.

     (12) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

     (13) Make short sales except short sales against the box where it owns the securities sold or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold.

     Any investment policy set forth under "Investing in the Fund -- Investment Policies and Practices" in the Prospectus, or any restriction set forth above which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom, or unless the Investment Company Act of 1940 provides otherwise.

                                  PORTFOLIO TURNOVER

     Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year.

     The Fund makes changes in its portfolio securities which are considered advisable in light of market conditions. Frequent changes may result in higher brokerage and other costs for the Fund. Portfolio turnover rates may vary greatly from year to year and within a particular year and may also be affected by cash requirements for redemptions of Fund shares. The Fund does not emphasize short-term trading profits. The Fund had not commenced operations prior to the date hereof.

DIRECTORS AND EXECUTIVE OFFICERS

     The names, addresses, principal occupations, and other affiliations of directors and executive officers of the Fund are given below:

                                   Position with            Principal Occupation and other
Name and Address                   the Fund                 Affiliations (past 5 years)
----------------                   ---------                ---------------------------

William N. Westhoff*               President and            President, Treasurer and Director,
Advantus Capital                   Director                 Advantus Capital Management, Inc.;
  Management, Inc.                                          Senior Vice President and Treasurer,
400 Robert Street North                                     Minnesota Life Insurance Company;
St. Paul, Minnesota 55101                                   Vice President and Director, Robert Street
                                                            Energy, Inc.; President, MCM Funding 1997-1,
                                                            Inc.; President, MCM Funding 1998-1, Inc.;
                                                            Senior Vice President, Global Investments,
                                                            American Express Financial Corporation,
                                                            Minneapolis, Minnesota, from August 1994 to
                                                            October 1997; Senior Vice President, Fixed
                                                            Income Management, American Express Financial
                                                            Corporation, Minneapolis, Minnesota, from
                                                            November 1989 to July 1994

Frederick P. Feuerherm*            Vice President,          Vice President, Assistant Secretary and
Advantus Capital                   Director and             Director, Advantus Capital
  Management, Inc.                 Treasurer                Management, Inc.; Vice President,
400 Robert Street North                                     Minnesota Life Insurance Company;
St. Paul, Minnesota 55101                                   Vice President and Director, MIMLIC Funding,
                                                            Inc.; Vice President and Assistant Secretary,
                                                            MCM Funding 1997-1, Inc.; Vice President and
                                                            Assistant Secretary, MCM Funding 1998-1, Inc.

Ralph D. Ebbott                    Director                 Retired, Vice President and Treasurer
409 Birchwood Avenue                                        of Minnesota Mining and Manufacturing
White Bear Lake,                                            Company (tape, adhesive, photographic,
 Minnesota 55110                                            and electrical products) through June
                                                            1989


                                      14


Charles E. Arner                   Director                 Retired, Vice Chairman of The First
E-1218 First National                                       National Bank of Saint Paul from
 Bank Building                                              November 1983 through June 1984;
332 Minnesota Street                                        Chairman and Chief Executive Officer
St. Paul, Minnesota 55101                                   of The First National Bank of Saint Paul
                                                            from October 1980 through November
                                                            1983

Ellen S. Berscheid                 Director                 Regents' Professor of Psychology at the
University of Minnesota                                     University of Minnesota
N309 Elliott Hall
Minneapolis, Minnesota 55455

Michael J. Radmer                  Secretary                Partner with the law firm of
Dorsey & Whitney LLP                                        Dorsey & Whitney LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


__________________________________
* Denotes directors of the Fund who are "interested persons" (as defined under the Investment Company Act of 1940) of the Fund.
__________________________________

     Legal fees and expenses are paid to the law firm of which Michael J. Radmer is a partner. No compensation is paid by the Fund to any of its officers or directors who is affiliated with Advantus Capital Management, Inc. ("Advantus Capital").

     Each director of the Fund who is not affiliated with Advantus Capital is also a director of the other twelve investment companies of which Advantus Capital is the investment adviser (13 investment companies in total -- the "Fund Complex"). As of the date hereof, such directors receive compensation in connection with all such investment companies which, in the aggregate, is equal to $8,000 per year and $2,000 per meeting attended (and reimbursement of travel expenses to attend directors' meetings). The portion of such compensation borne by the Fund is a pro rata portion based on the ratio that the Fund's total net assets bears to the total net assets of the Fund Complex. The Fund had not commenced operations prior to the date hereof.

                                  DIRECTOR LIABILITY

     Under Minnesota law, the Board of Directors of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law also authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit.
The Articles of Incorporation of the Fund limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of heir role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                        INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

     Advantus Capital Management, Inc. ("Advantus Capital") has been the investment adviser and manager of the Fund since its inception. Ascend Financial Services, Inc. ("Ascend Financial") acts as the Fund's underwriter. Both Advantus Capital and Ascend Financial act as such pursuant to written agreements that will be periodically considered for approval by the directors or shareholders of the Fund. The address of both Advantus Capital and Ascend Financial is 400 Robert Street North, St. Paul, Minnesota 55101.

CONTROL AND MANAGEMENT OF ADVANTUS CAPITAL AND ASCEND FINANCIAL

     Advantus Capital was incorporated in Minnesota in June 1994, and is a wholly-owned subsidiary of Minnesota Life Insurance Company ("Minnesota Life"). Minnesota Life is a third-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Minnesota Life was organized in 1880, and has assets of more than $15.7 billion. Ascend Financial is also a subsidiary of Minnesota Life. William N. Westhoff, President and a Director of the Fund, is President, Treasurer and Director of Advantus Capital. Frederick
P. Feuerherm, Vice President, Treasurer and a Director of the Fund, is a Vice President, Assistant Secretary and Director of Advantus Capital. Richard W. Worthing is a Vice President and Head of Equities with Advantus Capital.

INVESTMENT ADVISORY AGREEMENT

     Advantus Capital acts as investment adviser and manager of the Fund under an Investment Advisory Agreement (the "Advisory Agreement") dated October 22, 1998 for the Fund, which became effective on ___, 1999, when the Fund's initial shareholder approved the Advisory Agreement. The Advisory Agreement was approved by the Board of Directors of the Fund (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on October 22, 1998. The Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Advisory Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to Advantus Capital, and by Advantus Capital on 60 days' written notice to the Fund. Unless sooner terminated, the Advisory Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the Advisory Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

     Pursuant to the Advisory Agreement the Fund pays Advantus Capital an advisory fee equal on an annual basis to a .75% of the Fund's average daily net assets. The Fund had not commenced operations prior to the date hereof.

     For this fee, Advantus Capital acts as investment adviser and manager for the Fund. In addition, separate from the Investment Advisory Agreement, the Fund has entered into an agreement with Minnesota Life under which Minnesota Life, through its Advantus Shareholder Services division, provides (i) accounting, legal and other administrative services and (ii) shareholder servicing to the Fund. Minnesota Life currently provides accounting, legal and administrative services at a monthly cost to the Fund of $3,700, and shareholder servicing at a cost to the Fund of $5 per shareholder account per year. The Fund pays its own transfer agent expenses and has engaged First Data Investor Services Group, Inc. to act as its transfer agent.

     Under the Advisory Agreement, Advantus Capital furnishes the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and pays the salaries and fees of all officers and directors of the Fund who are affiliated with Advantus Capital. In addition, except to the extent that Ascend Financial receives Rule 12b-1 distribution fees (see "Payment of Certain Distribution Expenses of the Fund" below), Ascend Financial bears all promotional expenses in connection with the distribution of the Fund's shares, including paying for prospectuses and statements of additional information for new shareholders, and shareholder reports for new shareholders, and the costs of sales literature. The Fund pays all other expenses not so expressly assumed.

DISTRIBUTION AGREEMENT

     The Board of Directors of the Fund, including a majority of the directors who are not parties to the contract, or interested persons of any such party, approved the Fund's Distribution Agreement with Ascend Financial (the "Distribution Agreement"), on October 22, 1998.

     The Distribution Agreement may be terminated by the Fund or Ascend Financial at any time by the giving of 60 days' written notice, and terminates automatically in the event of its assignment. Unless sooner terminated, the Distribution Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the Distribution Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

     The Distribution Agreement requires Ascend Financial to pay all advertising and promotional expenses in connection with the distribution of the Fund's shares including paying for Prospectuses and Statement of Additional Information (if any) for new shareholders, shareholder reports for new shareholders, and the costs of sales literature.

     In the Distribution Agreement, Ascend Financial undertakes to indemnify the Fund against all costs of litigation and other legal proceedings, and against any liability incurred by or imposed upon the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by Ascend Financial only from persons affiliated with the Fund but not with Ascend Financial.

PAYMENT OF CERTAIN DISTRIBUTION EXPENSES OF THE FUND

     The Fund has adopted a Plan of Distribution applicable to Class A shares relating to the payment of certain shareholder servicing expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund, pursuant to its Plan of Distribution, pays fees to Ascend Financial which equal, on an annual basis, .25% of the Fund's average daily net assets attributable to Class A shares.

     The 12b-1 fees payable with respect to Class A shares, equal to .25% of the average daily net assets, constitute a shareholder servicing fee designed to compensate Ascend Financial for the provision of certain services to the holders of Class A shares.

     Amounts expended by the Fund under the Plan of Distribution are expected to be used for the implementation by Ascend Financial of a dealer incentive program. Pursuant to the program, Ascend Financial may provide compensation to investment dealers for the provision of administrative support services to customers who directly or beneficially own shares of the Fund. The administrative support services rendered by dealers may include, but are not limited to, the following: answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designation and addresses, and in enrolling into the pre-authorized check plan or systematic withdrawal plan; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares and providing such other information and services as the Fund or the customer may reasonably request. Such fees for servicing customer accounts would be in addition to the portion of the sales charge received or to be received by dealers which sell shares of the Fund.

     Ascend Financial may also provide compensation to certain institutions such as banks ("Service Organizations") which have purchased shares of the Fund for the accounts of their clients, or which have made the Fund's shares available for purchase by their clients, and/or which provide continuing service to such clients. The Glass-Steagall Act and other applicable laws, among other things, prohibit certain banks from engaging in the business of underwriting securities. In such circumstances, Ascend Financial, if so requested, will engage such banks as Service Organizations only to perform administrative and shareholder servicing functions, but at the same fees and other terms applicable to dealers. State law may, however, differ from the interpretation of the Glass-Steagall Act expressed and banks and other financial institutions may therefore be required to register as securities dealers pursuant to state law. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing servicing of such shareholders would be sought. In such event changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of any automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In addition, the Plan of Distribution contains, among other things, provisions complying with the requirements of Rule 12b-1 discussed below. Rule 12b-1(b) provides that any payments made by an investment company in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the board of directors and of the directors who are not interested persons of the investment company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1; (2) that any person authorized to direct the disposition of monies paid or payable by the investment company pursuant to the plan or any related agreement shall provide to the investment company's board of directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the board of directors of the investment company who are not interested persons of the investment company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the investment company. Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1. Rule 12b-1(c)
provides that the investment company may rely upon Rule 12b-1(b) only if selection and nomination of the investment company's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the investment company may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the Investment Company Act of 1940, that there is a reasonable likelihood that the plan will benefit the investment company and its shareholders. At the Board of Directors meeting held October 22, 1998, the directors of the Fund so concluded. Since the Fund had not commenced operations prior to the date hereof, no information regarding 12b-1 fees paid by the Fund is provided.

     The Plan of Distribution could be construed as a "compensation plan" because Ascend Financial is paid a fixed fee and is given discretion concerning what expenses are payable under the Plan of Distribution. Under a compensation plan, the fee to the distributor is not directly tied to distribution expenses actually incurred by the distributor, thereby permitting the distributor to receive a profit if amounts received exceed expenses. Ascend Financial may spend more or less for the distribution and promotion of the Fund's shares than it receives as distribution fees pursuant to the Plan of Distribution. However, to the extent fees received exceed expenses, including indirect expense such as overhead, Ascend Financial could be said to have received a profit.

                  PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     In a number of security transactions, it is possible for the Fund to deal in the over-the-counter security markets (including the so-called "third market" which is the "over-the-counter" market for securities listed on the New York Stock Exchange) without the payment of brokerage commissions but at net prices including a spread or markup; the Fund trades in this manner whenever the net price appears advantageous.

     Advantus Capital selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Fund. Since the Fund had not commenced operations prior to the date hereof, no information regarding brokerage commissions paid by the Fund is provided.

     The primary criteria for the selection of a broker is the ability of the broker, in the opinion of Advantus Capital, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, Advantus Capital considers whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934), and generally the Fund pays higher than the lowest commission rates available. Advantus Capital may direct Fund transactions to brokers who furnish research services to Advantus Capital. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analysis and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for Advantus Capital, the Fund enables Advantus Capital to supplement its own investment research activities and allows Advantus Capital to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to these other brokers who furnish research services to Advantus Capital, Advantus Capital receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions.

     There is no formula for the allocation by Advantus Capital of the Fund's brokerage business to any broker-dealer for brokerage and research services. However, Advantus Capital will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if Advantus Capital determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or Advantus Capital's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Since the Fund had not commenced operations prior to the date hereof, no information regarding brokerage commissions paid by the Fund is provided.

     No brokerage is allocated for the sale of Fund shares. Advantus Capital believes that most research services obtained by it generally benefit one or more of the investment companies which it manages and also benefit accounts which it manages. Normally research services obtained through managed funds and managed accounts investing in common stocks would primarily benefit such funds and accounts; similarly, services obtained from transactions in fixed income securities would be of greater benefit to the managed funds and managed accounts investing in debt securities.

     The Fund will not execute portfolio transactions through any affiliate, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund. In the event any transactions are executed on an agency basis, Advantus Capital will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Advantus Capital determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of Advantus Capital with respect to the Fund as to which it exercises investment discretion. If the Fund executes any transactions on an agency basis, it will generally pay higher than the lowest commission rates available.

     In determining the commissions to be paid to an affiliated broker-dealer, it is the policy of the Fund that such commissions will, in the judgment of Advantus Capital, subject to review by the Fund's Board of Directors, be both
(a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and
(b) at least as favorable as commissions contemporaneously charged by such affiliated broker-dealers on comparable transactions for their most favored comparable unaffiliated customers. While the Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

                        CALCULATION OF PERFORMANCE DATA

     Advertisements and other sales literature for the Fund may refer to "yield," "average annual total return" and "cumulative total return." Performance quotations are computed separately for each class of shares of the Fund.

     YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                              a-b     6
               YIELD =   2[( ----- +1) -1]
                              cd

        Where: a     =   dividends and interest earned during
                         the period;

               b     =   expenses accrued for the period (net of
                         reimbursements);

               c     =   the average daily number of shares
                         outstanding during the period that were
                         entitled to receive dividends; and

               d     =   the maximum offering price per share on the
                         last day of the period.

     Since the Fund had not commenced operations prior to the date hereof, no Fund yield information is provided.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     n
               P(1+T)    =    ERV

        Where: P     =   a hypothetical initial payment of $1,000;

               T     =   average annual total return;

               n     =   number of years; and

               ERV   =   ending redeemable value at the end of the
                         period of a hypothetical $1,000 payment made at the beginning of such period.

     Since the Fund had not commenced operations prior to the date hereof, no information regarding the average annual total return of the Fund is provided.

     CUMULATIVE TOTAL RETURN. Cumulative total return figures are computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           ERV-P
                CTR  =   ( ----- )100
                           P

          Where:     CTR =    cumulative total return;

                ERV  =   ending redeemable value at the end of the
                         period of a hypothetical $1,000 payment made at the beginning of such period; and

                P    =   initial payment of $1,000.

     Since the Fund had not commenced operations prior to the date hereof, no information regarding the cumulative total return of the Fund is provided.

     The calculations for both average annual total return and cumulative total return deduct the maximum sales charge from the initial hypothetical $1,000 investment, assume all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and include all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

     Such average annual total return and cumulative total return figures may also be accompanied by average annual total return and cumulative total return figures, for the same or other periods, which do not reflect the deduction of any sales charges.

                        CAPITAL STOCK AND OWNERSHIP OF SHARES

     The Fund's shares of common stock have a par value $.01 per share, and have equal rights to share in dividends and assets. The shares possess no preemptive or conversion rights. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event the holders of the remaining shares will be unable to elect any directors.

     The Fund has 10 billion authorized shares of common stock and has designated 2 billion authorized shares as Class A shares. As of the date hereof, there were ___ Class A shares of the Fund outstanding, all of which were owned by Advantus Capital and its affiliates.

                                  HOW TO BUY SHARES

     The Fund's shares may be purchased at the public offering price from Ascend Financial, and from certain other broker-dealers. Ascend Financial reserves the right to reject any purchase order. Shares of the Fund may be purchased at a price equal to its net asset value.

ALTERNATIVE PURCHASE ARRANGEMENTS

     The Fund offers Class A shares of the Fund. Purchase orders for $1,000,000 or more are not subject to a sales charge at the time of purchase, but a deferred sales charge will be imposed if such shares are sold within one year after the date of purchase.

PURCHASE BY CHECK

     New investors may purchase shares of the Fund by completing an account application and sending it, together with a check payable to the Fund, directly to First Data Investors Services Group, Inc. ("First Data"), the Fund's transfer agent, at Advantus Funds Group, P.O. Box 9767, Providence, Rhode Island 02940-5059. Additional purchases may be made at any time by mailing a check, payable to the Fund, to the same address. Checks for additional purchases should be identified with the appropriate account number. Purchase orders may also be submitted through Ascend Financial or other broker-dealers authorized to sell shares of the Fund.

PURCHASE BY WIRE

     Shares may also be purchased by Federal Reserve or bank wire. This method will result in a more rapid investment in shares of the Fund. Before wiring any funds, contact Minnesota Life, through its Advantus Shareholder Services division, at (800) 665-6005 for instructions. Promptly after making an initial purchase by wire, an investor should complete an account application and mail it to First Data at Advantus Funds Group, P.O. Box 9767, Providence, Rhode Island 02940-5059.

     Subsequent purchases may be made in the same manner. Wire purchases normally take two or more hours to complete, and to be accepted the same day must be received by 3:00 p.m. (Central Time). Banks may charge a fee for transmitting funds by wire.

TIMING OF PURCHASE ORDERS

     An order in proper form for the purchase of shares of the Fund received by the Fund prior to the close of normal trading on the New York Stock Exchange ("NYSE"), which is generally 3:00 p.m. Central Time, will be effected at the price next determined on the date received by First Data. Orders received after the close of the NYSE will be effected at the price next determined on the next business day.

MINIMUM INVESTMENTS

     A minimum initial investment of $250 is required, and the minimum subsequent investment is $25.

PUBLIC OFFERING PRICE

     The public offering price of the Fund will be the net asset value per share of the Fund next determined after an order is received by First Data and becomes effective, plus the applicable sales charge, if any. The net asset value per share of Class A shares is determined by dividing the value of the securities, cash and other assets (including dividends accrued but not collected) of the Fund attributable to such class less all liabilities (including accrued expenses but excluding capital and surplus) attributable to such class, by the total number of shares of such class outstanding.

     The net asset value of the shares of the Fund is determined as of the close of normal trading on the New York Stock Exchange (as of the date of this Statement of Additional Information the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of Fund shares, (ii) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

     Securities, including put and call options, which are traded over-the-counter and on a national exchange will be valued according to the broadest and most representative market. A security which is only listed or traded on an exchange, or for which an exchange is the most representative market, is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any sales on the exchange where it is principally traded on the day of valuation, prior to the time as of which assets are valued, the security generally is valued at the last bid price on that exchange. Futures contracts will be valued in a like manner, except that open futures contracts sales will be valued using the closing settlement price or in the absence of such a price, the most recent quoted bid price. All other securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. When market quotations are not readily available, such securities are valued at fair value as determined in good faith by the Board of Directors. Other assets also are valued at fair value as determined in good faith by the Board of Directors. However, debt securities may be valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. Short-term investments in debt securities are valued daily at market.

SALES CHARGES

     The public offering price of Class A shares of the Fund is the net asset value of the Fund's shares plus the applicable front end sales charge ("FESC"), which will vary with the size of the purchase. Ascend Financial receives all applicable sales charges. The Fund receives the net asset value. The current sales charges are:

                           Sales Charge as a Percentage of:

                                   Offering     Net Amount     Amount Paid to Broker-Dealers
Value of Total Investment           Price        Invested      as a Percentage of Offering Price:
-------------------------           -----        --------      ----------------------------------

Less than $50,000                   5.5%          5.82%                      4.95%
$50,000 but less than
  $100,000                          4.5           4.71                       4.05
$100,000 but less than
  $250,000                          3.5           3.63                       3.15
$250,000 but less than
  $500,000                          2.5           2.56                       2.25
$500,000 but less than
  $1,000,000                        2.0           2.04                       1.80
$1,000,000 and over (1)               0              0                        .90


(1) A FESC will not be assessed for purchases of Class A shares of at least $1 million, but a contingent deferred sales charge of 1.00% will be imposed if such shares are sold within one year after the date of purchase.

     Note that the sales charge depends on the total value of an investment (net asset value of shares currently owned plus the cost of any new investment) in the Fund, and not on the amount of a single investment. For example, if an investor already owns shares with a net asset value of $40,000 and decides to invest in additional Class A shares having a public offering price of $10,000, the investor will pay a sales charge equal to 4.5% of the entire additional $10,000 investment, since the total value of the investment is now $50,000.

                      NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus in the text following the heading "Buying and Selling Shares."

     The portfolio securities in which the Fund invests fluctuate in value, and hence the net asset value per share of the Fund also fluctuates.

     Since the Fund had not commenced operations prior to the date hereof, no information regarding the net asset value of the Fund's shares is provided.

                                REDUCED SALES CHARGES

     Special purchase plans are enumerated in the text of the Fund's Prospectus under "Buying and Selling Shares - Reducing Sales Charges" and are fully described below.

RIGHT OF ACCUMULATION-CUMULATIVE PURCHASE DISCOUNT

     The front end sales charge and contingent deferred sales charge applicable to each purchase of Class A shares of the Fund is based on the next computed net asset value of all Class A shares of the Fund held by the shareholder (including dividends reinvested and capital gains distributions accepted in shares), plus the cost of all Class A shares of the Fund currently being purchased. It is the obligation of each shareholder desiring this discount in sales charge to notify Ascend Financial, through his or her dealer or otherwise, that he or she is entitled to the discount.

LETTER OF INTENT

     The applicable sales charge is based on total purchases over a 13-month period where there is an initial purchase equal to or exceeding $250, accompanied by filing with Ascend Financial a signed "Letter of Intent" form to purchase, and by in fact purchasing not less than $50,000 of shares in the Fund within that time. The 13-month period is measured from the date the Letter of Intent is approved by Ascend Financial, or at the purchaser's option, it may be made retroactive 90 days, in which case Ascend Financial will make appropriate adjustments on purchases during the 90-day period.

     In computing the total amount purchased for purposes of determining the applicable sales charge, the net asset value of Class A shares currently held in the Fund, on the date of the first purchase under the Letter of Intent, may be used as a credit toward Fund shares to be purchased under the Letter of Intent. Class A shares of the Fund may also be included in the purchases during the 13-month period.

     The Letter of Intent includes a provision for payment of additional applicable sales charges at the end of the period in the event the investor fails to purchase the amount indicated. This is accomplished by holding 5.5% of the investor's initial purchase in escrow. If the investor's purchases equal those specified in the Letter of Intent, the escrow is released. If the purchases do not equal those specified in the Letter of Intent, he or she may remit to Ascend Financial an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges that would have been paid on the aggregate purchases if the total of such purchases had been made at a single time. If the purchaser does not remit this sum to Ascend Financial on a timely basis, Ascend Financial will redeem the appropriate number of shares, and then release or deliver any remaining shares in the escrow account. The Letter of Intent is not a binding obligation on the part of the investor to purchase, or the Fund to sell, the full amount indicated. Nevertheless, the Letter of Intent should be read carefully before it is signed.

COMBINING PURCHASES

     With respect to the Fund, purchases of Class A shares for any other account of the investor, or such person's spouse or minor children, or purchases on behalf of participants in a tax-qualified retirement plan may be treated as purchases by a single investor for purposes of determining the availability of a reduced sales charge.

GROUP PURCHASES

     An individual who is a member of a qualified group may also purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the Class A shares of the Fund being purchased by the individual member, but also the aggregate dollar value of such Class A shares previously purchased and currently held by other members of the group. Members of a qualified group may not be eligible for a Letter of Intent.

     A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable Ascend Financial to realize economies of scale in distributing such shares. A qualified group must have more than ten members, must be available to arrange for group meetings between representatives of Ascend Financial, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to Ascend Financial, and must seek, upon request, to arrange for payroll deduction or other bulk transmission of investments to the Fund.

WAIVER OF SALES CHARGES FOR CERTAIN SALES OF CLASS A SHARES

     Directors and officers of Advantus Capital, Ascend Financial, the Fund, Minnesota Life, or any of Minnesota Life's other affiliated companies, and their full-time and part-time employees, sales representatives and retirees, any trust, pension, profit-sharing, or other benefit plan for such persons, the spouses, siblings, direct ancestors or direct descendants of such persons, Minnesota Life and its affiliates themselves, advisory clients of Advantus Capital, employees of sales representatives employed in offices maintained by such sales representatives, certain accounts as to which a bank or broker-dealer charges an account management fee, provided the bank or broker-dealer has an agreement with Ascend Financial, and certain accounts sold by registered investment advisers who charge clients a fee for their services may purchase Class A shares of the Fund at net asset value. These persons must give written assurance that they have bought for investment purposes, and that the securities will not be resold except through redemption or repurchase by, or on behalf of, the Fund. These persons are not required to pay a sales charge because of the reduced sales effort involved in their purchases.

                         EXCHANGE AND TRANSFER OF FUND SHARES

     A shareholder can exchange some or all of his or her Class A shares in the Fund, including shares acquired by reinvestment of dividends, for shares of the same class of any of the other Advantus Multiple Class Funds (provided such Fund is available in the shareholder's State), and can thereafter re-exchange such exchanged shares back for shares of the same class of the Fund, provided that the minimum amount which may be transferred is $250. The exchange will be made on the basis of the relative net asset values without the imposition of any additional sales load.

     Class A shares may also be exchanged for shares of the Money Market Fund at their net asset values. Ascend Financial is currently waiving the entire Rule 12b-1 fee due from Money Market Fund. In the event Ascend Financial begins to receive any portion of such fee such time period will not be included.

     Shares of Money Market Fund acquired in an exchange for Class A shares of the Fund may also be re-exchanged at relative net asset values for Class A shares of the Fund.

     The exchange privilege is available only in states where such exchanges may legally be made (at the present time the Fund believes this privilege is available in all states). An exchange may be made by written request or by a telephone call, unless the shareholder has elected on the account application not to have telephone transaction privileges. Up to twelve exchanges each calendar year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange and/or telephone transfer. No service charge is imposed in connection with systematic exchange plans. However, the Fund reserves the right to restrict the frequency of, or otherwise modify, condition, terminate, or impose additional charges upon, the exchange and/or telephone transfer privileges, upon 60 days' prior notice to shareholders. An exchange is considered to be a sale of shares for federal income tax purposes on which an investor may realize a long- or short-term capital gain or loss. See "Distributions and Tax Status" for a discussion of the effect of redeeming shares within 90 days after acquiring them and subsequently acquiring new shares in any mutual fund at a reduced sales charge.

SYSTEMATIC EXCHANGE PLAN

     Shareholders of the Fund may elect to have shares of the Fund systematically exchanged for shares of any of the other Advantus Funds on a monthly basis. The minimum amount which may be exchanged on such a systematic basis is $25. The terms and conditions otherwise applicable to exchanges generally, as described above, also apply to such systematic exchange plans.

                                 SHAREHOLDER SERVICES

OPEN ACCOUNTS

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by First Data. Stock certificates are not currently issued. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each year First Data sends to each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. A fee may be charged for providing duplicate information.

     The open account system provides for full and fractional shares expressed to four decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

     The costs of maintaining the open account system are paid by the Fund. No direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

AUTOMATIC INVESTMENT PLAN

     The Fund provides a convenient, voluntary method of purchasing shares in the Fund through its "Automatic Investment Plan" (the "Plan").

     The principal purposes of the Plan are to encourage thrift by enabling you to make regular purchases in amounts less than normally required, and to employ the principle of dollar cost averaging, described below.

     By acquiring Fund shares on a regular basis pursuant to the Automatic Investment Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of dollar cost averaging. Under dollar cost averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of dollar cost averaging will not protect against loss in a declining market, as a loss will result if the plan is discontinued when the market value is less than cost.

     A Plan may be opened by indicating an intention to invest $25 or more monthly for at least one year. Investors will receive a confirmation showing the number of shares purchased, purchase price, and subsequent new balance of shares accumulated.

     An investor has no obligation to invest regularly or to continue the Plan, which may be terminated by the investor at any time without penalty. Under the Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs the Fund in writing to pay them in cash. The Fund reserves the right to increase or decrease the amount required to open and continue a Plan, and to terminate any Plan after one year if the value of the amount invested is less than $250.

GROUP SYSTEMATIC INVESTMENT PLAN

     This Plan provides employers and employees with a convenient means for purchasing shares of the Fund under various types of employee benefit and thrift plans, including payroll withholding and bonus incentive plans. The Plan may be started with an initial cash investment of $50 per participant for a group consisting of five or more participants. The shares purchased by each participant under the Plan will be held in a separate account in which all dividends and capital gains will be reinvested in additional shares of the Fund at net asset value. To keep his or her account open, subsequent payments totaling $25 per month must be made into each participant's account. If the group is reduced to less than five participants, the minimums set forth under

"Automatic Investment Plan" shall apply. The Plan may be terminated by the Fund or the shareholder at any time upon reasonable notice.

RETIREMENT PLANS OFFERING TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund. The plans include H.R. 10 (Keogh) plans for self- employed individuals and partnerships, individual retirement accounts (IRA's), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, e.g. 403(b) plans.

     The initial investment in the Fund by such a plan must be at least $250 for each participant in a plan, and subsequent investments must be at least $25 per month for each participant. Income dividends and capital gain distributions must be reinvested. Plan documents and further information can be obtained from Ascend Financial.

     An investor should consult a competent tax or other adviser as to the suitability of Fund shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

SYSTEMATIC WITHDRAWAL PLANS

     An investor owning shares in the Fund having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. Withdrawal payments for Class A shares of the Fund purchased in amounts of $1 million or more may also be subject to a contingent deferred sales charge ("CDSC"). As a result, a shareholder should consider whether a Systematic Withdrawal Plan is appropriate. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

     The Plan is particularly convenient and useful for trustees in making periodic distributions to retired employees. Through this Plan a trustee can arrange for the retirement benefit to be paid directly to the employee by the Fund and to continue the tax-free accumulation of income and capital gains prior to their distribution to the employee. An investor may terminate the Plan at any time. A form for use in establishing such a plan is available from Ascend Financial.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually, or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     All shares under the Plan must be left on deposit. Income dividends and capital gain distributions will be reinvested without a sales charge at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the initial investment, particularly in the event of a decline in net asset value.

     Under this Plan, any distributions of income and realized capital gains must be reinvested in additional shares, and are reinvested at net asset value. If a shareholder wishes to purchase additional shares of the Fund under this Plan, other than by reinvestment of distributions, it should be understood that, in the case of Class A shares, he or she would be paying a sales commission on such purchases, while liquidations effected under the Plan would be at net asset value. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. Additions to a shareholder account in which an election has been made to receive systematic withdrawals will be accepted only if each such addition is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. A shareholder may not have an "Automatic Withdrawal Plan" and a "Systematic Investment Plan" in effect simultaneously as it is not, as explained above, advantageous to do so.

                                     REDEMPTIONS

     Registered holders of shares of the Fund may redeem their shares at the per share net asset value next determined following receipt by the Fund (at its mailing address listed on the cover page) of a written redemption request signed by all shareholders exactly as the account is registered (and a properly endorsed stock certificate if one has been issued). Class A shares may be redeemed without charge. However, a contingent deferred sales charge may be applicable upon redemption of certain Class A shares. Both share certificates and stock powers, if any, tendered in redemption must be endorsed and executed exactly as the Fund shares are registered. Any certificates should be sent to the Fund by certified mail.

     Payment will be made as soon as possible, but not later than seven days after receipt of a properly executed written redemption request (and any certificates). The amount received by the shareholder may be more or less than the shares' original cost.

     If stock certificates have not been issued, and if no signature guarantee is required, shareholders may also submit their signed written redemption request to the Fund by facsimile (FAX) transmission. The Fund's FAX number is
(508) 871-3560.

     The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. When redemption requests exceed such amount, however, the Fund reserves the right to make part or all of the payment in the form of securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges. The Fund has filed with the Securities and Exchange Commission a notification of election pursuant to Rule 18f-1 under the Investment Company Act of 1940 in order to make such redemptions in kind.

     Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

SIGNATURE GUARANTEE

     In order to protect both shareholders and the Fund against fraudulent orders, a shareholder signature is required to be guaranteed in certain cases. No signature guarantee is required if the redemption proceeds are less than $50,000 and are to be paid to the registered holder and sent to the address of record for that account, or if the written redemption request is from pre-authorized trustees of plans, trusts and other tax-exempt organizations and the redemption proceeds are less than $50,000.

     A signature guarantee is required, however, if (i) the redemption proceeds are $50,000 or more, (ii) the redemption proceeds are to be paid to someone other than the registered holder, (iii) the redemption proceeds are to be mailed to an address other than the registered shareholder's address, (iv) within the 30-day period prior to receipt of the redemption request, instructions have been received to change the shareholder's address of record, or, in the case of redemptions to be paid by wire, instructions have been received within such period to change the shareholder's bank wire instructions, (v) the shares are requested to be transferred to the account of another owner, or (vi) in the case of plans, trusts, or other tax-exempt organizations, the redemption request is not from a pre-authorized trustee. The Fund reserves the right to require signature guarantees on all redemptions.

     A signature guarantee must be provided by an eligible guarantor institution. A notarized signature is not sufficient. Eligible guarantors include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

TELEPHONE REDEMPTION

     The Fund's shareholders have this privilege automatically, unless they have elected on the account application not to have such privilege, and may redeem shares by calling Advantus Shareholder Services at (800) 665-6005 (see "Telephone Transactions"). A telephone redemption request will not be honored, however, if the shareholder's address of record or bank wire instructions have been changed without a guarantee of the shareholder's signature (see "Signature Guarantee" above) within the 30-day period prior to receipt of the redemption request. The maximum amount which may be redeemed by telephone is $50,000. The proceeds will be sent by check to the address of record for the account. If the amount is $500 or more, and if the shareholder has designated a bank account, the proceeds may be wired to the shareholder's designated bank account, and the prevailing wire charge (currently $5.00) will be added to the amount redeemed from the Fund. The Fund reserves the right to modify, terminate or impose charges upon the telephone redemption privilege.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

     Payment of redemption proceeds will ordinarily be made as soon as possible and within the periods of time described above. However, an exception to this is that if redemption is requested after a purchase by non-guaranteed funds (such as a personal check), the Fund will delay mailing the redemption check or wiring proceeds until it has reasonable assurance that the purchase check has cleared (good payment has been collected). This delay may be up to 14 days from the purchase date.

FUND'S RIGHT TO REDEEM SMALL ACCOUNTS

     The Fund has the right to redeem the shares in inactive accounts which, due to redemptions and not to decreases in market value of the shares in the account, have a total current value of less than $150. Before redeeming an account, the Fund will mail to the shareholder a written notice of its intention to redeem, which will give the investor an opportunity to make an additional investment. If no additional investment is received by the Fund within 60 days of the date the notice was mailed, the shareholder's account will be redeemed.

REINSTATEMENT PRIVILEGE

     The Prospectus for Fund describes redeeming shareholders' reinstatement privileges in "Buying and Selling Shares" in the Fund's Prospectus. Written notice from persons wishing to exercise this reinstatement privilege must be received by Ascend Financial within 90 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased. All shares issued as a result of the reinstatement privilege applicable to redemptions of Class A shares will be issued as Class A shares.

     See "Distributions and Tax Status" below for a discussion of the effect of redeeming shares within 90 days after acquiring them and subsequently acquiring new shares in any mutual fund at a reduced sales charge. Should an investor utilize the reinstatement privilege following a redemption which resulted in a loss, all or a portion of that loss might not be currently deductible for Federal income tax purposes, for an investor which is not tax-exempt. Exercising the reinstatement privilege would not alter any capital gains taxes payable on a realized gain, for an investor which is not tax-exempt. See discussion under "Distributions and Tax Status" below regarding the taxation of capital gains.

                                TELEPHONE TRANSACTIONS

     Shareholders of the Fund are permitted to exchange or redeem the Fund's shares by telephone. See "Exchange and Transfer of Fund Shares" and "Redemptions" for further details. The privilege to initiate such transactions by telephone is made available automatically unless the shareholder elects on the account application not to have such privilege.

     Shareholders, or persons authorized by shareholders, may initiate telephone transactions by telephoning Advantus Shareholder Services, toll free, at 1-800-665-6005. Automated service is available 24 hours a day, and service representatives are available Monday through Friday, from 8:00 a.m. to 4:45 p.m. (Central Time). Telephone transaction requests received after 3:00 p.m. (Central Time) will be treated as received the next business day. The maximum amount which may be redeemed by telephone is $50,000. During periods of marked economic or market changes, shareholders may experience difficulty in implementing a telephone exchange or redemption due to a heavy volume of telephone calls. In such a circumstance, shareholders should consider submitting a written request while continuing to attempt a telephone exchange or redemption. The Fund reserves the right to modify, terminate or impose charges upon the telephone exchange and redemption privileges upon 60 days' prior notice to shareholders.

     The Fund will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine; provided, however, that the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and that if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions. The procedures for processing telephone transactions include tape recording of telephone instructions, asking shareholders for their account number and a personal identifying number, and providing written confirmation of such transactions.

                             DISTRIBUTIONS AND TAX STATUS

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The policy of the Fund is to pay dividends from net investment income quarterly. Any net realized capital gains are generally distributed once a year, during December. Distributions paid by the Fund, if any, with respect to Class A shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount.

     Any dividend payments or net capital gains distributions made by the Fund are in the form of additional shares of the same class of the Fund rather than in cash, unless a shareholder specifically requests the Fund in writing that the payment be made in cash. The distribution of these shares is made at net asset value on the payment date of the dividend, without any sales or other charges to the shareholder. The taxable status of income dividends and/or net capital gains distributions is not affected by whether they are reinvested or paid in cash. Authorization to pay dividends in cash may be made on the application form, or at any time by letter.

     Upon written request to the Fund, a shareholder may also elect to have dividends from the Fund invested without sales charge in shares of Money Market Fund or shares of the same class of another of the Advantus Multiple Class Funds at the net asset value of such other Advantus Multiple Class Fund on the payable date for the dividends being distributed (subject to the applicable sales charge). To use this privilege of investing dividends from the Fund in shares of another of the Funds, shareholders must maintain a minimum account value of $250 in both the Fund and the other Fund in which dividends are reinvested.

TAXATION - GENERAL

     The following is a general summary of certain federal tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning.

     The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

     Distributions of investment company taxable income from the Fund generally will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are invested in additional shares of the Fund's stock. A distribution of net capital gain (a "capital gain distribution"), whether paid in cash or reinvested in shares, generally is taxable to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his or her shares or whether such gain was realized by the Fund before the shareholder acquired such shares and was reflected in the price paid for the shares. Long-term capital gains of individuals are taxed at a maximum rate of 20%, and the highest marginal regular tax rates on ordinary income for individuals is 39.6%.

     Some or all of the dividend distributions from the Fund are expected to qualify for the 70% dividend received deduction for corporations.

     Prior to purchasing shares of the Fund, prospective shareholders (except for tax qualified retirement plans) should consider the impact of dividends or capital gains distributions which are expected to be announced, or have been announced but not paid. Any such dividends or capital gains distributions paid shortly after a purchase of shares by an investor prior to the record date will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to taxation.

     Gain or loss upon the sale of shares of the Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For shareholders, such gain or loss will be long-term gain or loss if the shares where held more than one year.

     The Code provides that a shareholder who pays a sales charge in acquiring shares of a mutual fund, redeems those shares within 90 days after acquiring them, and subsequently acquires new shares in any mutual fund for a reduced sales charge or no sales charge (pursuant to a reinvestment right acquired with the first shares), may not take into account the sales charge imposed on the first acquisition, to the extent of the reduction in the sales charge on the second acquisition, for purposes of computing gain or loss on disposition of the first acquired shares. The amount of sales charge disregarded under this rule will, however, be treated as incurred in connection with the acquisition of the second acquired shares.

     Shareholders of the Fund receive an annual statement detailing federal tax information. Distributions by the Fund, including the amount of any redemption, are reported to shareholders in such annual statement and to the Internal Revenue Service to the extent required by the Code.

     The Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In order to avoid this backup withholding requirement, each shareholder will be asked to certify on the shareholder's account application that the social security or taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for previous underreporting to the IRS.

     Before investing in the Fund, an investor should consult a tax adviser concerning the consequences of any local and state tax laws, and of any retirement plan offering tax benefits.

TAXATION ON PORTFOLIO HOLDINGS

     Except for the transactions identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts, options and forward currency contracts as of the end of the year as well as those actually realized during the year. Except for transactions in futures contracts, options, or forward currency contracts that are classified as part of a "mixed straddle," gain or loss recognized with respect to such contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contracts. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     Sales of futures contracts, options, or forward currency contracts that are intended to hedge against a change in the value of securities or currencies held by the Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

     It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the requirement under the Code that a regulated investment company derive at least 90% of its gross income from dividends interest, gains from the sale or disposition of securities, or otherwise from the business of investing in securities.

     Any realized gain or loss on closing out a futures contract, option, or forward currency contract such as a forward commitment for the purchase or sale of foreign currency, will generally result in a recognized capital gain or loss for tax purposes.

     The Fund is subject to a non-deductible excise tax equal to 4 percent of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, the Fund generally must declare dividends by the end of a calendar year representing 98 percent of the Fund's ordinary income for the calendar year and 98 percent of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

     The Fund may in the future sell securities "short against the box." Under provisions of the Taxpayer Relief Act of 1997, if the Fund sells short against the box a security in which it has an appreciated position, it will be treated as if it had sold the security for its fair market value on the date of the short sale, and will be required to recognize gain as of that date. On a subsequent sale of the security that has been sold short against the box, the Fund's basis in the security will be adjusted to take into account the amount of gain previously recognized.

     The foregoing relates only to federal taxation. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund distributions.

                                 FINANCIAL STATEMENTS

     Because the Fund was not in operation prior to the date hereof, no financial information for the Fund is available.

                                      APPENDIX A

                          BOND AND COMMERCIAL PAPER RATINGS

                                     BOND RATINGS

     Moody's Investors Service, Inc. describes its five highest ratings for corporate bonds and mortgage-related securities as follows:

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Moody's Investors Service, Inc. also applies numerical modifiers, 1, 2, and 3, in each of these generic rating classifications. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation describes its five highest ratings for corporate bonds and mortgage-related securities as follows:

     AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB. Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

     Standard & Poor's Corporation applies indicators "+", no character, and "-" to the above rating categories. The indicators show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's Investors Service, Inc. in assigning the ratings are the following: (1) evaluation of the management of the issuer, (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; an (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     The rating A-1 is the highest rating assigned by Standard & Poor's Corporation to commercial paper which is considered by Standard & Poor's Corporation to have the following characteristics:

     Liquidity ratios of the issuer are adequate to meet cash redemptions. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

                             PART C.  OTHER INFORMATION

Item 23.  EXHIBITS

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     Personal Finance Company (Delaware)
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Enterprise Holding Corporation
     Wedgewood Valley Golf, Inc.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiaries of MIMLIC Imperial Corporation:

     J. H. Shoemaker Advisory Corporation (Tennessee)
     Consolidated Capital Advisors, Inc. (Tennessee)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 25.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith; received no improper personal benefit and the Minnesota Statute dealing with directors' conflicts of interest, if applicable, has been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Section 17(h) of the Investment Company Act of 1940 provides that neither the charter, certificate of incorporation, articles of association, indenture of trust, nor the by-laws of any registered investment company, nor any other instrument pursuant to which such a company is organized or administered, shall contain any provisions which protects or purports to protect any director or officer of such company against any liability to the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office. The staff of the Securities and Exchange Commission has stated that it is of the view that an indemnification provision does not violate
Section 17(h) if it precludes indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties ("Disabling conduct") and sets forth reasonable and fair means for determining whether indemnification shall be made. In the staff's view, "reasonable and fair means" would include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors") or (b) an independent legal counsel in a written opinion. The dismissal of either a court action or administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would, in the staff's view, provide reasonable assurance that he was not liable by reason of disabling conduct. The staff also believes that a determination by the vote of a majority of a quorum of disinterested, non-party directors would provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Directors and Officers       Office with
Of Investment Adviser    Investment Adviser       Other Business Connections
----------------------   ------------------       --------------------------
William N. Westhoff      President, Treasurer     Vice President and Director,
                         and Director             Robert Street Energy, Inc.;
                                                  Senior Vice President and
                                                  Treasurer, Minnesota Life
                                                  Insurance Company; President,
                                                  MCM Funding 1997-1, Inc.;
                                                  President, MCM Funding 1998-1,
                                                  Inc.

Frederick P. Feuerherm   Vice President,          Vice President, Minnesota
                         Assistant Secretary      Life Insurance Company;
                         and Director             Vice President and Director,
                                                  MIMLIC Funding, Inc.; Vice
                                                  President and Assistant
                                                  Secretary, MCM Funding 1997-1,
                                                  Inc.; Vice President and
                                                  Assistant Secretary, MCM
                                                  Funding 1998-1, Inc.

Guy M. de Lambert        Vice President,          Second Vice President,
                         Secretary and            Minnesota Life Insurance
                         Director                 Company; President, Secretary
                                                  and Director, Personal Finance
                                                  Company; President and
                                                  Director, Wedgewood Valley
                                                  Golf, Inc.; President and
                                                  Director, MIMLIC Venture
                                                  Corporation; President and
                                                  Director, MIMLIC Funding,
                                                  Inc.; President, Secretary and
                                                  Director, Robert Street
                                                  Energy, Inc.; Vice President
                                                  and Secretary, MCM Funding
                                                  1997-1, Inc.; Vice President
                                                  and Secretary, MCM Funding
                                                  1998-1, Inc.

Lynne M. Mills           Vice President           Second Vice President,
                                                  Minnesota Life Insurance
                                                  Company; Vice President and
                                                  Director, Robert Street
                                                  Energy, Inc.; Vice President,
                                                  MCM Funding 1997-1, Inc.; Vice


                                                  President, MCM Funding 1998-1,
                                                  Inc.

Dianne Orbison           Vice President           Second Vice President,
                                                  Minnesota Life
                                                  Insurance Company; Vice
                                                  President and Director, MCM
                                                  Funding 1997-1, Inc.; Vice
                                                  President, MIMLIC Venture
                                                  Corporation; Vice President
                                                  and Director, MCM Funding
                                                  1998-1, Inc.

Richard W. Worthing      Vice President and       Vice President, MCM Funding
                         Head of Equities         1997-1, Inc.; Vice President,
                                                  MIMLIC Funding, Inc.; Vice
                                                  President, MCM Funding 1998-1,
                                                  Inc.; Second Vice President,
                                                  Minnesota Life Insurance
                                                  Company

James P. Tatera          Vice President,          Second Vice President,
                         Equity Portfolio         Minnesota Life Insurance
                         Manager                  Company; Vice President,
                                                  MIMLIC Funding, Inc.; Vice
                                                  President and Assistant
                                                  Secretary, MCM Funding 1997-1,
                                                  Inc.; Vice President and
                                                  Assistant Secretary, MCM
                                                  Funding 1998-1, Inc.

Marilyn Froelich         Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Director, Investment Advisory,
                                                  Minnesota Life Insurance
                                                  Company

Loren Haugland           Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Senior Investment Officer,
                                                  Minnesota Life Insurance
                                                  Company

Thomas A. Gunderson      Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Investment Officer, Total
                                                  Return, Minnesota Life
                                                  Insurance Company

Kent R. Weber            Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding


                                                  1998-1, Inc.; Investment
                                                  Officer, Total Return,
                                                  Minnesota Life Insurance
                                                  Company

Jeffrey R. Erickson      Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Investment Officer, Total
                                                  Return, Minnesota Life
                                                  Insurance Company

Gary A. Aster            Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Investment Officer, Equities,
                                                  Minnesota Life Insurance
                                                  Company

Wayne R. Schmidt         Vice President           Secretary and Treasurer,
                                                  MIMLIC Funding, Inc.;
                                                  Assistant Secretary and
                                                  Treasurer, Robert Street
                                                  Energy, Inc.; Vice President
                                                  and Secretary, MIMLIC Imperial
                                                  Corporation; Vice President
                                                  and Assistant Secretary, MCM
                                                  Funding 1997-1, Inc.; Vice
                                                  President and Assistant
                                                  Secretary, MCM Funding 1998-1,
                                                  Inc.; Investment Officer -
                                                  Fixed Income PM, Minnesota
                                                  Life Insurance Company

Joseph R. Betlej         Vice President           Vice President, Secretary and
                                                  Director, Wedgewood Valley
                                                  Golf, Inc.; Vice President and
                                                  Secretary, MIMLIC Venture
                                                  Corporation; Vice President,
                                                  MCM Funding 1997-1, Inc.; Vice
                                                  President, MCM Funding 1998-1,
                                                  Inc.; Senior Investment
                                                  Officer, Minnesota Life
                                                  Insurance Company

Steven Laude             Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Senior Investment Officer -
                                                  Fixed Income, Minnesota Life
                                                  Insurance Company


Erica Bergsland          Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Senior Investment Officer -
                                                  Mortgage, Minnesota Life
                                                  Insurance Company

Thomas G. Meyer          Vice President           Vice President, MCM Funding
                                                  1997-1, Inc.; Vice President,
                                                  MCM Funding 1998-1, Inc.;
                                                  Director, Marketing
                                                  Development, Minnesota Life
                                                  Insurance Company

Rodney Hare              Vice President           Director of Institutional
                                                  Marketing, Minnesota Life
                                                  Insurance Company; Vice
                                                  President, MCM Funding 1997-1,
                                                  Inc.; Vice President, MCM
                                                  Funding 1998-1, Inc.

Gary Kleist              Financial Vice           Director, Investment
                         President                Operations, Minnesota Life
                                                  Insurance Company; Vice
                                                  President, MCM Funding 1997-1,
                                                  Inc.; Vice President, MCM
                                                  Funding, 1998-1, Inc.

Sean O'Connell           Vice President           Senior Investment Officer -
                                                  Mortgage, Minnesota Life
                                                  Insurance Company; Vice
                                                  President, MCM Funding 1997-1,
                                                  Inc.; Vice President, MCM
                                                  Funding 1998-1, Inc.

John Leiviska            Vice President           Senior Investment Officer -
                                                  Fixed Income, Minnesota Life
                                                  Insurance Company; Vice
                                                  President, MCM Funding 1997-1,
                                                  Inc.; Vice President, MCM
                                                  Funding 1998-1, Inc.

Annette Masterson        Vice President           Senior Investment Officer -
                                                  Fixed Income, Minnesota Life
                                                  Insurance Company; Vice
                                                  President, MCM Funding 1997-1,
                                                  Inc.; Vice President, MCM
                                                  Funding 1998-1, Inc.

Mark L. Henneman         Vice President           Value Portfolio Manager,
                                                  Minnesota Life Insurance


                                                  Company; Vice President, MCM
                                                  Funding 1997-1, Inc.; Vice
                                                  President, MCM Funding 1998-1,
                                                  Inc.

Kevin J. Hiniker         Associate General        Investment Officer - Law
                         Counsel                  and Assistant Secretary,
                                                  Minnesota Life Insurance
                                                  Company; Assistant Secretary,
                                                  Robert Street Energy, Inc.;
                                                  Assistant Secretary, MCM
                                                  Funding 1997-1, Inc.;
                                                  Assistant Secretary, MCM
                                                  Funding 1998-1, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) Ascend Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Advantus Horizon Fund, Inc.
               Advantus Spectrum Fund, Inc.
               Advantus Mortgage Securities Fund, Inc.
               Advantus Money Market Fund, Inc.
               Advantus Bond Fund, Inc.
               Advantus Cornerstone Fund, Inc.
               Advantus Enterprise Fund, Inc.
               Advantus International Balanced Fund, Inc.
               Advantus Venture Fund, Inc.
               Advantus Index 500 Fund, Inc.
               Advantus Real Estate Securities Fund, Inc.
               MIMLIC Cash Fund, Inc.
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Group Variable Annuity Account
               Minnesota Life Variable Universal Life Account

          (b) The name and principal business address, positions and offices with Ascend Financial Services, Inc., and positions and offices with Registrant of each director and officer of Ascend Financial Services, Inc. is as follows:

                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director


Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books and other documents required to be maintained by Section 3(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder is maintained by Minnesota Life, 400 Robert Street North, St. Paul, Minnesota 55101; except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by the following custodian:

     U.S. Bank National Association
     180 East Fifth Street
     St. Paul, Minnesota  55101

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable.

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St.Paul and the State of Minnesota on the 10th day of December, 1998.


                                   ADVANTUS REAL ESTATE SECURITIES FUND, INC.
                                           Registrant


                                   By
                                     ------------------------------------------
                                           William N. Westhoff, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


------------------------ President (principal     December 10, 1998
 William N. Westhoff     executive officer)
                         and Director


------------------------ Director and Treasurer   December 10, 1998
 Frederick P. Feuerherm  (principal financial
                         and accounting officer)


  Ralph D. Ebbott*       Director)
------------------------
  Ralph D. Ebbott                )      By-------------------------
                                 )           William N. Westhoff
                                 )             Attorney-in-Fact
  Charles E. Arner*      Director)
------------------------
  Charles E. Arner               )      Dated:  December 10, 1998
                                 )
                                 )
  Ellen S. Berscheid*    Director)
------------------------
  Ellen S. Berscheid             )

--------------------



*Registrant's director executing power of attorney dated October 22, 1998, a copy of which is filed herewith.

                     ADVANTUS REAL ESTATE SECURITIES FUND, INC.
                                   EXHIBIT INDEX

Exhibit Number and Description:

(a)       Articles of Incorporation for the Registrant.

(b)       Bylaws of the Registrant.

(c)       Not applicable.

(d) Investment Advisory Agreement between Advantus Capital Management, Inc. and the Registrant.

(e)(1) Underwriting and Distribution Agreement between the Registrant and Ascend Financial Services, Inc.

(e)(2) Dealer Sales Agreement between Ascend Financial Services, Inc., principal underwriter for the Registrant, and dealers.

(f)       Not applicable.

(g)       Custodian Agreement between the Registrant and U.S. Bank National
          Association.

(h) Shareholder and Administrative Services Agreement between the Registrant and Minnesota Life Insurance Company.

(i)       Opinion and Consent of Dorsey & Whitney LLP.

(j)       Consent of KPMG Peat Marwick LLP.

(k)       Not applicable.

(l)       Not applicable.

(m)       Plan of Distribution for Class A shares of the Registrant.

(n)       Not applicable.

(o)       Not applicable.

(p) Power of Attorney to sign Registration Statement executed by Directors of Registrant.